Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	871	2,812	3,684	667	2,158	2,826
Capitalized cost to fulfill customer contracts	164	206	370	126	175	301
Capitalized contract cost	1,036	3,019	4,054	793	2,333	3,127
/ Other non-financial assets	2,139	3,580	5,719	1,633	2,628	4,261
Capitalized contract cost as % of / Other non-financial assets	48	84	71	49	89	73

Summary of Amortization Expense

€ millions	2022	2021
Capitalized cost of obtaining customer contracts	762	523
Capitalized cost to fulfill customer contracts	243	171